Audited Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents		$ 880,447	$ 1,132,117	$ 2,045,509	$ 1,776,304
Accounts receivable		1,366,270	1,756,809	3,579,302	1,824,235
Contract assets		1,809,619	2,326,886	1,298,248	1,370,367
Other current assets		95,884	123,292	208,844	132,056
Income tax receivable					6,000
Total current assets		4,152,220	5,339,104	9,830,810	7,438,988
Non-current assets:
Plant and equipment, net		89,086	114,550	135,390	782,961
Right-of-use assets, net		431,247	554,516	220,751	1,001,840
Deferred offering costs		848,487	1,091,021
Other investments		123,506	158,809	152,217	124,505
Total non-current assets		1,492,326	1,918,896	508,358	1,909,306
Total assets		5,644,546	7,258,000	10,339,168	9,348,294
Current liabilities:
Accounts payable		339,633	436,715	654,097	465,813
Accrued liabilities and other payables		343,581	441,791	760,714	463,714
Amount due to director					688
Bank borrowings		1,583,017	2,035,512	3,203,738	2,423,078
Lease liabilities		293,563	377,477	141,950	348,995
Income tax payable		47,413	60,966	45,556	6,920
Total current liabilities		2,607,207	3,352,461	4,861,455	4,175,285
Non-current liabilities:
Bank borrowings		679,528	873,766	913,408	1,898,689
Lease liabilities		72,209	92,849	17,630	94,713
Deferred tax liabilities				17,583	17,583
Total long-term liabilities		751,737	966,615	948,621	2,010,985
Total liabilities		3,358,944	4,319,076	5,810,076	6,186,270
Shareholders’ equity
Share subscription receivable				(45,082)	(45,082)
Additional paid-in capital		1,556,676	2,001,641	2,001,641	2,001,641
Retained earnings		728,926	937,283	2,572,533	1,205,465
Total shareholders’ equity		2,285,602	2,938,924	4,529,092	3,162,024
Total liabilities and shareholders’ equity		5,644,546	7,258,000	10,339,168	9,348,294
Ordinary Shares Class A
Shareholders’ equity
Ordinary shares, value	[1]
Ordinary Shares Class B
Shareholders’ equity
Ordinary shares, value	[1]
Related Party
Current assets:
Amount due from related parties				2,698,907	2,330,026
Current liabilities:
Amount due to related parties				$ 55,400	$ 466,077

[1]	Retrospective restated for effect of share reorganization (see Note 1)